PARTNERSHIP CAPITAL - Capital Cathegories (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 9,644	$ 7,176	$ 6,322
Changes in equity [abstract]
Unit issuance				992	755	932
Repurchased and cancelled					(6)	(67)
Balance as		$ 9,644		13,474	9,644	7,176
Limited Partners
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				4,611	3,838	3,533
Changes in equity [abstract]
Unit issuance				692	505	582
Repurchased and cancelled					(6)	(67)
Balance as		4,611		4,967	4,611	3,838
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				1,860	1,518	1,321
Changes in equity [abstract]
Unit issuance				300	250	350
Balance as		$ 1,860		2,012	1,860	1,518
Partners' capital | Special General Partner and Limited Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 4,234	$ 3,735	$ 3,220
Changes in equity [abstract]
Opening balance				261.0	244.8	227.1
Issued for cash				17.2	16.4	20.2
Repurchased and cancelled				0.0	(0.2)	(2.5)
Ending balance		261.0		278.2	261.0	244.8
Unit issuance				$ 692	$ 505	$ 582
Repurchased and cancelled				0	(6)	(67)
Balance as		$ 4,234		4,926	4,234	3,735
Partners' capital | Special General Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 19	$ 19	$ 19
Changes in equity [abstract]
Opening balance				1.6	1.6	1.6
Issued for cash				0.0	0.0	0.0
Repurchased and cancelled				0.0	0.0	0.0
Ending balance		1.6		1.6	1.6	1.6
Unit issuance				$ 0	$ 0	$ 0
Repurchased and cancelled				0	0	0
Balance as		$ 19		19	19	19
Partners' capital | Limited Partners
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 4,215	$ 3,716	$ 3,201
Changes in equity [abstract]
Opening balance				259.4	243.2	225.5
Issued for cash	16.6	15.6	20.0	17.2	16.4	20.2
Repurchased and cancelled				0.0	(0.2)	(2.5)
Ending balance		259.4		276.6	259.4	243.2
Unit issuance				$ 692	$ 505	$ 582
Repurchased and cancelled				0	(6)	(67)
Balance as		$ 4,215		4,907	4,215	3,716
Partners' capital | Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 1,778	$ 1,528	$ 1,178
Changes in equity [abstract]
Opening balance				108.4	100.3	88.1
Issued for cash	7.4	8.1	12.2	7.4	8.1	12.2
Ending balance		108.4		115.8	108.4	100.3
Unit issuance				$ 300	$ 250	$ 350
Balance as		$ 1,778		2,078	1,778	1,528
Preferred Unitholders Capital
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as				$ 375	$ 189	$ 0
Changes in equity [abstract]
Opening balance				20.0	10.0	0.0
Issued for cash				12.0	10.0	10.0
Ending balance		20.0		32.0	20.0	10.0
Unit issuance				$ 220	$ 186	$ 189
Balance as		$ 375		$ 595	$ 375	$ 189